CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents		$ 1,776	$ 505
Restricted cash		62	39
Accounts receivable, net of allowance for doubtful accounts of $1 and $1, respectively		386	402
Inventory		445	597
Assets from risk management activities		130	100
Intangible assets		38	102
Prepayments and other current assets		150	187
Total Current Assets		2,987	1,932
Property, plant and equipment, net		7,121	8,347
Other Assets
Investment in unconsolidated affiliate		0	190
Restricted cash	[1]	2,000	0
Assets from risk management activities		16	18
Goodwill		799	797
Intangible assets		23	62
Other long-term assets		107	113
Total Assets		13,053	11,459
Current Liabilities
Accounts payable		332	292
Accrued interest		81	74
Intangible liabilities		21	85
Accrued liabilities and other current liabilities		133	125
Liabilities from risk management activities		97	103
Asset retirement obligations		51	50
Debt, current portion, net		201	80
Total Current Liabilities		916	809
Liabilities subject to compromise (Note 22)		832	0
Debt, long-term portion, net		8,778	7,129
Liabilities from risk management activities		43	105
Asset retirement obligations		236	230
Deferred income taxes		5	29
Intangible liabilities		34	55
Other long-term liabilities		170	183
Total Liabilities		11,014	8,540
Commitments and Contingencies (Note 17)
Stockholders’ Equity
Series A 5.375% mandatory convertible preferred stock, $0.01 par value; 4,000,000 shares issued and outstanding, respectively		400	400
Common stock, $0.01 par value, 420,000,000 shares authorized; 128,626,740 shares issued and 117,300,618 shares outstanding at December 31, 2016; 128,228,477 shares issued and 116,902,355 outstanding at December 31, 2015		1	1
Additional paid-in capital		3,547	3,187
Accumulated other comprehensive income, net of tax		21	19
Accumulated deficit		(1,927)	(686)
Total Dynegy Stockholders’ Equity		2,042	2,921
Noncontrolling interest		(3)	(2)
Total Equity		2,039	2,919
Total Liabilities and Equity		$ 13,053	$ 11,459

[1]	Upon the close of the Delta Transaction, as defined herein, the proceeds from the issuance of the Tranche C Term Loan were released from escrow. Please read Note 14—Debt for further information.